SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Under Options
Outstanding at beginning of year	331,660	416,432	487,432
Granted	568,500	0		500,530
Exercised	0	(20,000)		(41,882)
Canceled and forfeited	(45,504)	(64,772)	(130,500)
Outstanding at end of year	854.656	331,660	416,432	487,432
Exercisable at end of year	291,156	236,277	186,253
Weighted Average Exercise Price
Outstanding at beginning of year	$ 4.03	$ 4.24	$ 5.12
Granted	2.00	0.00	2.82	$ 5.80
Exercised	0.00	0.64	1.53
Canceled and forfeited	6.84	6.42	6.96
Outstanding at end of year	2.53	4.03	4.24	$ 5.12
Exercisable at end of year	$ 3.44	$ 3.67	$ 4.14